EMPLOYEE BENEFITS - Other retirement and termination benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement and termination benefits
EMPLOYEE BENEFITS
Total obligation	R$ 32,863	R$ 26,502